Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 21. Stockholders’ Equity

Share Repurchases. In December 2011, the Company’s Board of Directors authorized a share repurchase program of $250 million. During the years ended December 31, 2011 and 2010, the Company did not repurchase any Company common shares. As of December 31, 2011, $250 million of repurchase capacity remained available under this program.